INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	25.00%
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,257
Core Office | United States
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	837
Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	329
Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	181
Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	10
Core Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	612
LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	398
LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	143
Logistics
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	8
Mixed-use
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	140
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	207
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	176
Self-storage
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	30
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	82
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 104